9. Stock Option Plans (Details - Assumptions)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options
Expected volatility	134.99%	303.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.70%	1.06%
Expected term (in years)	5 years 5 months 12 days	6 years 7 months 24 days
Warrants
Expected volatility	70.66%	52.88%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.88%	0.30%
Expected term (in years)	4 years 5 months 8 days	3 years 6 months